Investments	12 Months Ended
Dec. 31, 2017
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Investments
Investments
Real Estate Investments
As of December 31, 2017, the Company’s gross investment in real estate properties and loans totaled approximately $7.90 billion, representing investments in 2,480 properties, including 88 properties or other related assets securing mortgage loans. The gross investment is comprised of land, buildings, lease intangible assets and lease intangible liabilities, as adjusted for any impairment, and the carrying amount of loans receivable, real estate assets held under direct financing leases and real estate assets held for sale. The portfolio is geographically dispersed throughout 49 states with only one state, Texas, with a real estate investment of 12.2%, accounting for more than 10.0% of the total dollar amount of the Company’s real estate investment portfolio.
During the years ended December 31, 2017 and 2016, the Company had the following real estate and loan activity, net of accumulated depreciation and amortization:

	Number of Properties			Dollar Amount of Investments
	Owned	Financed	Total	Owned	Financed	Total
				(In Thousands)
Gross balance, December 31, 2015	2,485	144	2,629	$8,198,685	$104,003	$8,302,688
Acquisitions/improvements (1)	269	—	269	711,510	—	711,510
Dispositions of real estate (2)(3)	(213)	—	(213)	(598,662)	—	(598,662)
Principal payments and payoffs	—	(70)	(70)	—	(34,955)	(34,955)
Impairments	—	—	—	(88,073)	(176)	(88,249)
Write-off of gross lease intangibles	—	—	—	(42,307)	—	(42,307)
Loan premium amortization and other	—	—	—	(77)	(2,294)	(2,371)
Gross balance, December 31, 2016	2,541	74	2,615	8,181,076	66,578	8,247,654
Acquisitions/improvements (1)	43	16	59	326,766	23,300	350,066
Dispositions of real estate (2)(3)	(192)	—	(192)	(510,863)	—	(510,863)
Principal payments and payoffs	—	(2)	(2)	—	(7,878)	(7,878)
Impairments	—	—	—	(101,941)	(389)	(102,330)
Write-off of gross lease intangibles	—	—	—	(67,139)	—	(67,139)
Loan premium amortization and other	—	—	—	(4,841)	(1,644)	(6,485)
Gross balance, December 31, 2017	2,392	88	2,480	$7,823,058	$79,967	$7,903,025
Accumulated depreciation and amortization				(1,289,304)	—	(1,289,304)
Other				304	—	304
Net balance, December 31, 2017				$6,534,058	$79,967	$6,614,025

(1)
Includes investments of $42.6 million and $20.5 million, respectively, in revenue producing capitalized expenditures, as well as $3.5 million and $6.6 million, respectively, of non-revenue producing capitalized expenditures for the years ended December 31, 2017 and 2016.

(2)	The total accumulated depreciation and amortization associated with dispositions of real estate was $57.1 million and $126.4 million, respectively, for the years ended December 31, 2017 and 2016.

(3)
For the years ended December 31, 2017, 2016 and 2015 the total gain on disposal of assets for properties held in use and held for sale was $24.6 million and $40.5 million, $35.8 million and $16.6 million, and $34.5 million and $33.9 million, respectively.

Scheduled minimum future contractual rent to be received under the remaining non-cancelable term of the operating leases (including realized rent increases occurring after January 1, 2018) are as follows (in thousands):

December 31, 2017
2018	$599,194
2019	587,493
2020	570,820
2021	542,899
2022	507,936
Thereafter	3,637,342
Total future minimum rentals	$6,445,684

Because lease renewal periods are exercisable at the option of the lessee, the preceding table presents future minimum lease payments due during the initial lease term only. In addition, the future minimum rentals do not include any contingent rentals based on a percentage of the lessees’ gross sales or lease escalations based on future changes in the CPI or other stipulated reference rate.
Loans Receivable
The following table details loans receivable, net of premium and allowance for loan losses (in thousands):

	December 31, 2017	December 31, 2016
Mortgage loans - principal	$69,963	$55,410
Mortgage loans - premium, net of amortization	5,038	7,194
Allowance for loan losses	(389)	—
Mortgages loans, net	74,612	62,604
Other note receivables - principal	5,355	4,474
Allowance for loan losses	—	(500)
Other note receivables	5,355	3,974
Total loans receivable, net	$79,967	$66,578

As of December 31, 2017 and 2016, the Company held a total of 10 and 8, respectively, first-priority mortgage loans (representing loans to 6 and 4 borrowers, respectively). These mortgage loans are secured by single-tenant commercial properties and generally have fixed interest rates over the term of the loans. There are 3 other notes receivable, one $3.5 million note is secured by tenant assets and stock and the other two are unsecured.
Lease Intangibles, Net
The following table details lease intangible assets and liabilities, net of accumulated amortization (in thousands):

	December 31, 2017	December 31, 2016
In-place leases	$591,551	$624,723
Above-market leases	89,640	88,873
Less: accumulated amortization	(271,288)	(243,320)
Intangible lease assets, net	$409,903	$470,276

Below-market leases	$216,642	$236,008
Less: accumulated amortization	(61,339)	(53,688)
Intangible lease liabilities, net	$155,303	$182,320

The amounts amortized as a net increase to rental revenue for capitalized above and below-market leases was $6.5 million, $6.6 million and $5.8 million for the years ended December 31, 2017, 2016 and 2015, respectively. The value of in-place leases amortized and included in depreciation and amortization expense was $43.3 million, $46.4 million and $49.9 million for the years ended December 31, 2017, 2016 and 2015, respectively. The remaining weighted average amortization period for in-place leases, above-market leases, below-market leases and in total was 13.8 years 9.5 years, 17.5 years and 10.6 years, respectively, as of December 31, 2017. The remaining weighted average amortization period for in-place leases, above-market leases, below-market leases and in total was 14.6 years, 10.3 years, 18.5 years and 11.2 years, respectively, as of December 31, 2016. During the year ended December 31, 2017, the Company acquired in-place lease intangible assets of $18.7 million, above-market lease intangible assets of $6.5 million and below-market lease intangible liabilities of $2.0 million.
Based on the balance of intangible assets and liabilities at December 31, 2017, the net aggregate amortization expense for the next five years and thereafter is expected to be as follows (in thousands):

2018	$32,343
2019	30,736
2020	28,717
2021	26,108
2022	22,838
Thereafter	113,858
Total future minimum amortization	$254,600

Real Estate Assets Under Direct Financing Leases
The components of real estate investments held under direct financing leases were as follows (in thousands):

	December 31, 2017	December 31, 2016
Minimum lease payments receivable	$7,325	$9,456
Estimated residual value of leased assets	24,552	35,640
Unearned income	(7,012)	(9,091)
Real estate assets under direct financing leases, net	$24,865	$36,005
Real Estate Assets Held for Sale
The Company is continually evaluating the portfolio of real estate assets and may elect to dispose of assets considering criteria including, but not limited to, tenant concentration, tenant credit quality, unit financial performance, local market conditions and lease rates, associated indebtedness, asset location, and tenant operation type (e.g., industry, sector, or concept/brand). Real estate assets held for sale are expected to be sold within twelve months. The following table shows the activity in real estate assets held for sale, net for the years ended December 31, 2017 and 2016:

	Number of Properties	Carrying Value
	(In Thousands)
Balance, December 31, 2015	36	$84,259
Transfers from real estate investments	72	246,730
Sales	(59)	(126,100)
Transfers to real estate investments held and used	(5)	(21,046)
Impairments	—	(23,273)
Balance, December 31, 2016	44	160,570
Transfers from real estate investments	82	216,502
Sales	(91)	(208,029)
Transfers to real estate investments held and used	(20)	(95,382)
Impairments	—	(24,732)
Balance, December 31, 2017	15	$48,929

Impairments
The following table summarizes total impairment losses recognized in continuing and discontinued operations on the accompanying consolidated statements of operations (in thousands):

	Years Ended December 31,
	2017	2016	2015
Real estate and intangible asset impairment	$93,441	$80,390	$68,565
Write-off of lease intangibles, net	8,500	7,683	1,666
Loans receivable impairment	389	176	324
Total impairments from real estate investment net assets	102,330	88,249	70,555
Other impairment	—	26	174
Total impairment loss in continuing and discontinued operations	$102,330	$88,275	$70,729

Impairments for the twelve months ended December 31, 2017 were comprised of $24.8 million on properties classified as held for sale and $77.2 million properties classified a held and used. Impairments for the twelve months ended December 31, 2016 were comprised of $23.1 million on properties held for sale and $47.2 million on properties classified as held and used. Impairments for the twelve months ended December 31, 2015 were comprised of $15.0 million on properties held for sale and $55.4 million on properties classified as held and used.